Deposits - Certificates of Deposits Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
One year or less	$ 2,030,190	$ 1,261,445
After one year to two years	1,303,106	1,764,798
After two years to three years	675,405	789,129
After three years to four years	538,117	241,019
After four years to five years	424,851	410,213
Total	$ 4,971,669	$ 4,466,604